LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost:
Amortization of ROU assets	$ 75,189	$ 49,483
Interest on lease liabilities	8,986	5,368
Operating fixed lease cost	24,992	24,489
Short-term lease cost	467	1,824
Total lease cost	$ 109,634	$ 81,164
Maximum
Finance lease cost:
Lease term	50 years